                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [ ]; Amendment Number: __________
     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Berkshire Hathaway Inc.
Address: 1440 Kiewit Plaza
         Omaha, NE 68131

Form 13F File Number: 28-4545

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Marc D. Hamburg
Title: Senior Vice President
Phone: 402-346-1400

Signature, Place, and Date of Signing:


(s) Marc D. Hamburg                             Omaha, NE           May 16, 2011
-------------------------------------   -------------------------   ------------
[Signature]                                   [City, State]            [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number   Name
--------------------   ----
28- 5194               General Re - New England Asset Management, Inc.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               21
Form 13F Information Table Entry Total:          95
Form 13F Information Table Value Total: $53,601,706
                                        (thousands)

Confidential information has been omitted from the Form 13F and filed separately with the Commission.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NO.   FORM 13F FILE NUMBER   NAME
---   --------------------   -------------------------------------------------
 1.   28-5678                Berkshire Hathaway Life Insurance Co. of Nebraska
 2.   28-10388               BH Columbia Inc.
 3.   28-                    BH Finance LLC
 4.   28-719                 Blue Chip Stamps
 5.   28-554                 Buffett, Warren E.
 6.   28-1517                Columbia Insurance Co.
 7.   28-2226                Cornhusker Casualty Co.
 8.   28-06102               Cypress Insurance Company
 9.   28-11217               Fechheimer Brothers Company
10.   28-852                 GEICO Corp.
11.   28-101                 Government Employees Ins. Corp.
12.   28-                    Medical Protective Corp.
13.   28-1066                National Fire & Marine
14.   28-718                 National Indemnity Co.
15.   28-5006                National Liability & Fire Ins. Co.
16.   28-11222               Nebraska Furniture Mart
17.   28-717                 OBH LLC
18.   28-                    U.S. Investment Corp.
19.   28-1357                Wesco Financial Corp.
20.   28-3091                Wesco Financial Ins. Co.
21.   28-3105                Wesco Holdings Midwest, Inc.

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                 March 31, 2011

        Column 1          Column 2   Column 3    Column 4      Column 5         Column 6         Column 7           Column 8
------------------------- -------- ----------- ------------ ----------- --------------------- ------------- -----------------------
                                                                        Investment Discretion
                                                  Market                ---------------------                   Voting Authority
                                                  Value      Shares or         (b)     (c)                  -----------------------
                          Title of    CUSIP        (In       Principal   (a) Shared- Shared-      Other         (a)      (b)   (c)
      Name of Issuer        Class     Number    Thousands)    Amount $  Sole Defined  Other      Managers       Sole    Shared None
------------------------- -------- ----------- ------------ ----------- ---- ------- -------- ------------- ----------- ------ ----
American Express Co.      Com      025816 10 9      778,588  17,225,400         X             5, 2, 6, 17    17,225,400
                                                    361,357   7,994,634         X             5, 13, 17       7,994,634
                                                  5,435,566 120,255,879         X             5, 14, 17     120,255,879
                                                     87,828   1,943,100         X             5, 4, 17, 19,   1,943,100
                                                                                              20, 21
                                                     63,267   1,399,713         X             5, 16, 17       1,399,713
                                                     37,960     839,832         X             5, 9, 17          839,832
                                                     88,237   1,952,142         X             5, 17           1,952,142
Bank of New York Mellon
   Corp.                  Com      064058 10 0       53,584   1,793,915         X             5, 1, 14, 17    1,793,915
Coca Cola                 Com      191216 10 0       26,536     400,000         X             5, 17             400,000
                                                    117,820   1,776,000         X             5, 15, 17       1,776,000
                                                    478,020   7,205,600         X             5, 4, 17, 19,   7,205,600
                                                                                              20, 21
                                                  2,662,994  40,141,600         X             5, 2, 6, 17    40,141,600
                                                  9,283,991 139,945,600         X             5, 14, 17     139,945,600
                                                    606,295   9,139,200         X             5, 13, 17       9,139,200
                                                     31,843     480,000         X             5, 16, 17         480,000
                                                     60,502     912,000         X             5, 8, 17          912,000
Comdisco Holding Co.      Com      200334 10 0       11,268   1,218,199         X             5, 14, 17       1,218,199
                                                      2,802     302,963         X             5, 3, 14, 17      302,963
                                                        159      17,215         X             5, 13, 17          17,215
ConocoPhillips            Com      20825C 10 4    1,685,816  21,109,637         X             5, 14, 17      21,109,637
                                                    159,720   2,000,000         X             5, 13, 17       2,000,000
                                                    478,521   5,992,000         X             5, 10, 11,      5,992,000
                                                                                              14, 17
Costco Wholesale Corp.    Com      22160K 10 5      317,722   4,333,363         X             5, 14, 17       4,333,363
Exxon Mobil Corp.         Com      30231G 10 2       35,486     421,800         X             5                 421,800
Gannett Inc.              Com      364730 10 1       26,504   1,740,231         X             5, 14, 17       1,740,231
General Electric Co.      Com      369604 10 3      155,947   7,777,900         X             5               7,777,900
GlaxoSmithKline           ADR      37733W 10 5       58,018   1,510,500         X             5, 14, 17       1,510,500
Ingersoll-Rd Company LTD. CLA      G4776G 10 1       30,725     636,600         X             5                 636,000
                                               ------------
                                                 23,137,076
                                               ============

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                 March 31, 2011

        Column 1          Column 2   Column 3    Column 4      Column 5         Column 6         Column 7           Column 8
------------------------- -------- ----------- ------------ ----------- --------------------- ------------- -----------------------
                                                                        Investment Discretion
                                                  Market                ---------------------                   Voting Authority
                                                  Value      Shares or         (b)     (c)                  -----------------------
                          Title of    CUSIP        (In       Principal   (a) Shared- Shared-      Other         (a)      (b)   (c)
      Name of Issuer        Class     Number    Thousands)    Amount $  Sole Defined  Other      Managers       Sole    Shared None
------------------------- -------- ----------- ------------ ----------- ---- ------- -------- ------------- ----------- ------ ----
Johnson & Johnson         Com      478160 10 4      256,108   4,322,500         X             5                      4,322,500
                                                    116,998   1,974,648         X             5, 1, 14, 17           1,974,648
                                                    888,230  14,991,217         X             5, 14, 17             14,991,217
                                                    825,758  13,936,841         X             5, 2, 6, 17           13,936,841
                                                      8,553     144,357         X             5, 4, 17, 19,            144,357
                                                                                              20, 21
                                                    126,321   2,132,000         X             5, 2, 6, 12,           2,132,000
                                                                                              17
                                                     34,069     575,000         X             5, 18                    575,000
                                                    269,469   4,548,000         X             5, 10, 11,             4,548,000
                                                                                              14, 17
Kraft Foods Inc.          Com      50075N 10 4    1,761,318  56,164,484         X             5, 14, 17             56,164,484
                                                    965,584  30,790,300         X             5, 2, 6, 17           30,790,300
                                                    313,600  10,000,000         X             5, 4, 17, 19,         10,000,000
                                                                                              20, 21
                                                      8,147     259,800         X             5, 2, 6, 12,             259,800
                                                                                              17
                                                    250,880   8,000,000         X             5                      8,000,000
M & T Bank Corporation    Com      55261F 10 4      411,653   4,653,026         X             5, 14, 17              4,653,026
                                                     48,305     546,000         X             5, 10, 11,               546,000
                                                                                              14, 17
                                                     14,579     164,795         X             5, 13, 17                164,795
Mastercard Inc.           Com      57636Q 10 4       54,372     216,000         X             5, 10, 11,               216,000
                                                                                              14, 17
Moody's                   Com      615369 10 5      430,516  12,695,850         X             5, 14, 17             12,695,850
                                                    533,045  15,719,400         X             5, 10, 11,            15,719,400
                                                                                              14, 17
Procter & Gamble Co.      Com      742718 10 9    2,297,128  37,291,036         X             5, 14, 17             37,291,036
                                                  1,249,248  20,280,000         X             5, 2, 6, 17           20,280,000
                                                    384,384   6,240,000         X             5, 13, 17              6,240,000
                                                    384,384   6,240,000         X             5, 4, 17, 19,          6,240,000
                                                                                              20, 21
                                                     48,048     780,000         X             5, 15, 17                780,000
                                                     96,096   1,560,000         X             5, 8, 17               1,560,000
                                                    269,500   4,375,000         X             5                      4,375,000
Sanofi Aventis            ADR      80105N 10 5       17,205     488,500         X             5, 10, 11,               488,500
                                                                                              14, 17
                                                    102,002   2,896,133         X             5, 14, 17              2,896,133
                                                      5,963     169,300         X             5, 13, 17                169,300
                                                     17,953     509,742         X             5, 2, 6, 12,             509,742
                                                                                              17
                                               ------------
                                                12,189,416
                                               ============

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                 March 31, 2011

        Column 1       Column 2   Column 3    Column 4      Column 5         Column 6         Column 7           Column 8
--------------------   -------- ----------- ------------ ----------- --------------------- ------------- -----------------------
                                                                     Investment Discretion
                                               Market                ---------------------                   Voting Authority
                                               Value      Shares or         (b)     (c)                  -----------------------
                       Title of    CUSIP        (In       Principal   (a) Shared- Shared-      Other      (a)       (b)      (c)
   Name of Issuer       Class     Number    Thousands)    Amount $  Sole Defined  Other      Managers    Sole      Shared    None
--------------------   -------- ----------- ------------ ----------- ---- ------- -------- ------------- -----  ----------- --------
Torchmark Corp.        Com      891027 10 4        5,156      77,551         X             5, 1, 14, 17              77,551
                                                  29,898     449,728         X             5, 2, 6, 17              449,728
                                                 110,151   1,656,900         X             5, 14, 17              1,656,900
                                                  42,527     639,700         X             5, 13, 17                639,700
US Bancorp             Com      902973 30 4      616,012  23,307,300         X             5, 2, 6, 17           23,307,300
                                                 548,920  20,768,826         X             5, 14, 17             20,768,826
                                                 221,087   8,365,000         X             5                      8,365,000
                                                 264,300  10,000,000         X             5, 4, 17, 19,
                                                                                           20, 21                 0,000,000
                                                  57,459   2,174,000         X             5, 2, 6, 12,
                                                                                           17                     2,174,000
                                                  46,120   1,745,000         X             5, 18                  1,745,000
                                                  70,814   2,679,300         X             5, 10, 11,             2,679,300
                                                                                           14, 17
USG Corporation        Com      903293 40 5      284,423  17,072,192         X             5, 14, 17             17,072,192
United Parcel Service
 Inc.                  Com      911312 10 6      106,218   1,429,200         X             5                      1,429,200
Wal-Mart Stores, Inc.  Com      931142 10 3    1,764,034  33,891,142         X             5, 14, 17             33,891,142
                                                 218,610   4,200,000         X             5, 3, 14, 17           4,200,000
                                                  49,239     946,000         X             5, 10, 11,               946,000
                                                                                           14, 17
Washington Post Co.    Cl B     939640 10 8      391,312     894,304         X             5, 14, 17                         894,304
                                                  64,895     148,311         X             5, 1, 7, 14,                      148,311
                                                                                           17
                                                 283,611     648,165         X             5, 13, 17                         648,165
                                                  16,183      36,985         X             5, 15, 17                          36,985
Wells Fargo & Co. Del  Com      949746 10 1    1,967,681  62,052,396         X             5, 2, 6, 17           62,052,396
                                                 400,916  12,643,200         X             5, 4, 17, 19,         12,643,200
                                                                                           20, 21
                                               1,476,442  46,560,770         X             5, 13, 17             46,560,770
                                                  88,407   2,788,000         X             5, 15, 17              2,788,000
                                                  31,710   1,000,000         X             5, 17                  1,000,000
                                               4,778,284 150,686,982         X             5, 14, 17            150,686,982
                                                  51,044   1,609,720         X             5, 16, 17              1,609,720
                                                  53,907   1,700,000         X             5, 9, 17               1,700,000
                                                  26,002     820,000         X             5, 8, 17                 820,000
                                                 697,620  22,000,000         X             5, 10, 11,            22,000,000
                                                                                           14, 17
                                                 507,360  16,000,000         X             5, 1, 7, 14,          16,000,000
                                                                                           17
                                                 253,680   8,000,000         X             5                      8,000,000
                                                  85,617   2,700,000         X             5, 2, 6, 12,           2,700,000
                                                                                           17
                                                  63,420   2,000,000         X             5, 18                  2,000,000
                                                 166,478   5,250,000         X             5, 1, 14, 17           5,250,000
                                                 216,036   6,812,857         X             5, 3, 14, 17           6,812,857
Wesco Finl Corp.       Com      950817 10 6    2,219,641   5,703,087         X             5, 4, 17               5,703,087
                                            ------------
                                              18,275,214
                                            ------------
    GRAND TOTAL                             $ 53,601,706
                                            ============